Note 11 - Revenue Recognition (Details Textual) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Contract with Customer, Liability, Total	$ 317,310	$ 308,406
Contract with Customer, Refund Liability, Total	$ 233,494	$ 159,125